Investments (Details 5) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfInvestmentsLineItems [Line Items]
Other non-current provisions	€ 13,447	€ 13,896
Equity-accounted investments [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Other non-current provisions	182	151
Equity-accounted investments [Member] | Matrica SpA [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Other non-current provisions	38
Industria Siciliana Acido Fosforico - ISAF SPA [Member] | Equity-accounted investments [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Other non-current provisions	95	95
VIC CBM Ltd [Member] | Equity-accounted investments [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Other non-current provisions	30	34
PetroBicentenario SA [Member] | Equity-accounted investments [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Other non-current provisions	12	6
Societe Centrale Eletrique du Congo SA[member] | Equity-accounted investments [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Other non-current provisions	6	7
Other Related Parties [Member] | Equity-accounted investments [Member]
DisclosureOfInvestmentsLineItems [Line Items]
Other non-current provisions	€ 1	€ 9